Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	€ 289,317	€ 256,280
Right-of-use assets	861,667	758,368
Intangible assets	42,255	50,781
Other assets	151,198	204,233
Financial assets	237,373	3,092,290
Total non-current assets	1,581,810	4,361,952
Current assets
Inventories		6,897,666
Current other assets	3,261,038	5,103,402
Other assets from government grants and research allowance	2,487,763	5,081,772
Tax receivable	1,428,428	1,735,335
Financial assets	30,435,088	34,462,352
Cash and cash equivalents	16,022,171	18,375,979
Total current assets	53,634,487	71,656,505
TOTAL ASSETS	55,216,297	76,018,457
Equity
Issued capital	8,675,143	7,122,205
Share premium	354,975,760	334,929,685
Other capital reserves	48,560,500	44,115,861
Accumulated deficit	(377,826,001)	(332,192,221)
Other components of equity	7,171,379	7,440,510
Total equity	41,556,781	61,416,039
Non-current liabilities
Lease liabilities	640,973	399,066
Other liabilities	36,877	36,877
Total non-current liabilities	677,850	435,943
Current liabilities
Trade and other payables	5,399,383	11,394,232
Lease liabilities	256,943	406,020
Employee benefits	1,164,259	2,064,678
Liabilities to warrant holders	5,802,128
Other liabilities	358,954	301,544
Total current liabilities	12,981,666	14,166,475
Total liabilities	13,659,516	14,602,417
TOTAL EQUITY AND LIABILITIES	€ 55,216,297	€ 76,018,457